INCOME TAX MATTERS (Details 1) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
S E J O [Member]
IfrsStatementLineItems [Line Items]
Previous
2019
2020
2021	9,355	9,355
Total	12,921	9,355
Codere Online S A U Spain [Member]
IfrsStatementLineItems [Line Items]
Previous	1,792	4,181	€ 2,643
2019		785	785
2020
2021
Total	1,792	4,966	5,966
2018			2,538
Codere Online Management Services L T D Malta [Member]
IfrsStatementLineItems [Line Items]
Previous
2019	5,971	5,971	5,971
2020	9,592	9,592	9,592
2021	9,051	9,051
Total	30,611	24,614	15,563
2018
LIFO AenP (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Previous
2019
2020
2021	343	343
Total	11,904	343
Codere Online Luxembourg S A [Member]
IfrsStatementLineItems [Line Items]
Previous
2019
2020
2021	2,274	5,400
Total	€ 2,274	€ 5,400